UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

Deutsche Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2014 (Unaudited)

Deutsche Small Cap Growth Fund
	Shares	Value ($)
Common Stocks 94.6%
Consumer Discretionary 16.7%
Auto Components 3.9%
American Axle & Manufacturing Holdings, Inc.*	56,523	1,276,855
Fox Factory Holding Corp.*	83,519	1,355,513
Gentherm, Inc.*	25,314	926,999
Tenneco, Inc.*	28,909	1,636,538

		5,195,905
Hotels, Restaurants & Leisure 5.4%
Buffalo Wild Wings, Inc.* (a)	11,040	1,991,395
Jack in the Box, Inc.	23,045	1,842,678
Life Time Fitness, Inc.* (a)	22,266	1,260,701
Red Robin Gourmet Burgers, Inc.* (a)	19,648	1,512,405
Zoe's Kitchen, Inc.*	20,154	602,806

		7,209,985
Household Durables 2.1%
Ethan Allen Interiors, Inc. (a)	18,076	559,814
iRobot Corp.* (a)	24,931	865,604
Ryland Group, Inc.	36,827	1,420,049

		2,845,467
Media 0.7%
Sinclair Broadcast Group, Inc. "A"	33,418	914,317
Specialty Retail 4.6%
ANN, Inc.*	30,254	1,103,666
DSW, Inc. "A"	36,443	1,359,324
Outerwall, Inc.* (a)	14,195	1,067,748
Penske Automotive Group, Inc.	26,024	1,276,997
The Children's Place, Inc.	22,211	1,266,027

		6,073,762
Consumer Staples 4.0%
Food & Staples Retailing 2.8%
Casey's General Stores, Inc.	12,928	1,167,657
The Fresh Market, Inc.* (a)	21,000	865,200
United Natural Foods, Inc.*	21,463	1,659,626

		3,692,483
Food Products 1.2%
Boulder Brands, Inc.*	68,937	762,443
Hain Celestial Group, Inc.*	15,668	913,288

		1,675,731
Energy 3.0%
Energy Equipment & Services 0.8%
Dril-Quip, Inc.*	8,813	676,221
U.S. Silica Holdings, Inc. (a)	14,885	382,396

		1,058,617
Oil, Gas & Consumable Fuels 2.2%
Diamondback Energy, Inc.*	16,884	1,009,326
Gulfport Energy Corp.*	16,090	671,597
Pacific Ethanol, Inc.* (a)	53,949	557,293
Western Refining, Inc.	18,290	690,996

		2,929,212
Financials 4.7%
Banks 2.1%
Banco Latinoamericano de Comercio Exterior SA "E"	34,802	1,047,540
Talmer Bancorp., Inc. "A"	88,087	1,236,742
TriState Capital Holdings, Inc.*	54,252	555,540

		2,839,822
Consumer Finance 2.6%
Encore Capital Group, Inc.*	30,560	1,356,864
PRA Group, Inc.* (a)	36,952	2,140,630

		3,497,494
Health Care 23.9%
Biotechnology 6.2%
Anacor Pharmaceuticals, Inc.* (a)	45,390	1,463,827
Cancer Genetics, Inc.*	30,157	201,449
Isis Pharmaceuticals, Inc.*	34,870	2,152,874
Orexigen Therapeutics, Inc.* (a)	144,061	873,010
Puma Biotechnology, Inc.*	8,034	1,520,595
Retrophin, Inc.*	57,801	707,484
Spectrum Pharmaceuticals, Inc.*	122,364	847,983
Threshold Pharmaceuticals, Inc.*	169,511	539,045

		8,306,267
Health Care Equipment & Supplies 7.5%
CONMED Corp.	25,254	1,135,420
HeartWare International, Inc.*	14,146	1,038,741
Insulet Corp.*	29,293	1,349,236
Sunshine Heart, Inc.*	176,676	749,106
SurModics, Inc.*	57,440	1,269,424
Thoratec Corp.*	50,136	1,627,414
Zeltiq Aesthetics, Inc.*	102,251	2,853,825

		10,023,166
Health Care Providers & Services 6.2%
Centene Corp.*	20,141	2,091,643
Kindred Healthcare, Inc. (a)	61,431	1,116,816
Molina Healthcare, Inc.*	35,867	1,919,960
Providence Service Corp.*	51,360	1,871,558
Universal American Corp.*	132,170	1,226,538

		8,226,515
Life Sciences Tools & Services 0.9%
PAREXEL International Corp.*	22,755	1,264,268
Pharmaceuticals 3.1%
Flamel Technologies SA (ADR)*	110,643	1,895,315
Nektar Therapeutics*	51,771	802,450
Pacira Pharmaceuticals, Inc.*	15,816	1,402,247

		4,100,012
Industrials 14.9%
Aerospace & Defense 2.1%
DigitalGlobe, Inc.*	27,970	866,231
HEICO Corp.	32,083	1,937,813

		2,804,044
Airlines 0.7%
JetBlue Airways Corp.* (a)	54,208	859,739
Commercial Services & Supplies 0.7%
Team, Inc.*	23,280	941,909
Construction & Engineering 1.0%
Primoris Services Corp.	54,182	1,259,190
Electrical Equipment 1.7%
AZZ, Inc.	26,551	1,245,773
Thermon Group Holdings, Inc.*	43,185	1,044,645

		2,290,418
Machinery 2.9%
Altra Industrial Motion Corp.	40,800	1,158,312
Chart Industries, Inc.*	11,990	410,058
Manitex International, Inc.*	80,979	1,029,243
WABCO Holdings, Inc.*	12,611	1,321,381

		3,918,994
Professional Services 3.2%
On Assignment, Inc.*	24,687	819,361
TriNet Group, Inc.*	38,648	1,208,909
TrueBlue, Inc.*	28,783	640,422
WageWorks, Inc.*	24,554	1,585,452

		4,254,144
Road & Rail 2.6%
Roadrunner Transportation Systems, Inc.*	66,411	1,550,697
Swift Transportation Co.*	68,360	1,957,146

		3,507,843
Information Technology 24.2%
Communications Equipment 0.5%
Aruba Networks, Inc.*	39,899	725,364
Electronic Equipment, Instruments & Components 2.9%
Cognex Corp.*	50,462	2,085,595
IPG Photonics Corp.*	23,132	1,733,049

		3,818,644
Internet Software & Services 2.1%
Cornerstone OnDemand, Inc.* (a)	24,321	856,099
CoStar Group, Inc.*	10,604	1,947,213

		2,803,312
IT Services 4.9%
Cardtronics, Inc.*	55,617	2,145,704
MAXIMUS, Inc.	44,844	2,459,245
Virtusa Corp.*	47,817	1,992,534

		6,597,483
Semiconductors & Semiconductor Equipment 5.2%
Advanced Energy Industries, Inc.*	34,646	821,110
Cavium, Inc.*	41,354	2,556,504
RF Micro Devices, Inc.* (a)	115,206	1,911,268
SunEdison, Inc.* (a)	38,087	743,077
Ultra Clean Holdings, Inc.*	94,309	875,188

		6,907,147
Software 8.6%
Aspen Technology, Inc.*	44,446	1,556,499
Proofpoint, Inc.*	43,188	2,082,957
PTC, Inc.*	47,112	1,726,655
TiVo, Inc.*	94,403	1,117,731
Tyler Technologies, Inc.*	20,009	2,189,785
Ultimate Software Group, Inc.*	13,297	1,952,199
Varonis Systems, Inc.* (a)	24,519	804,959

		11,430,785
Materials 3.2%
Chemicals 1.8%
A Schulman, Inc.	28,324	1,147,971
Minerals Technologies, Inc.	18,404	1,278,158

		2,426,129
Construction Materials 0.7%
Eagle Materials, Inc.	11,758	893,961
Metals & Mining 0.7%
Constellium NV "A"*	23,975	393,909
Haynes International, Inc.	11,933	578,751

		972,660

Total Common Stocks (Cost $99,984,430)		126,264,789
Rights 0.1%
Pharmaceuticals
Furiex Pharmaceuticals, Inc.* (Cost $140,756)	14,407	140,756
Exchange-Traded Fund 1.1%
SPDR S&P Biotech ETF (a) (Cost $1,138,888)	8,015	1,495,920
Securities Lending Collateral 11.5%
Daily Assets Fund Institutional, 0.10% (b) (c) (Cost $15,363,814)	15,363,814	15,363,814
Cash Equivalents 4.2%
Central Cash Management Fund, 0.06% (b) (Cost $5,510,396)	5,510,396	5,510,396

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $122,138,284) †	111.5	148,775,675
Other Assets and Liabilities, Net	(11.5)	(15,330,377)

Net Assets	100.0	133,445,298

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $122,788,661.  At December 31, 2014, net unrealized appreciation for all securities based on tax cost was $25,987,014.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $30,035,423 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,048,409.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2014 amounted to $14,910,381, which is 11.2% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$126,264,789	$—	$—	$126,264,789
Rights	—	—	140,756	140,756
Exchange-Traded Fund	1,495,920	—	—	1,495,920
Short-Term Investments (d)	20,874,210	—	—	20,874,210

Total	$148,634,919	$—	$140,756	$148,775,675

There have been no transfers between fair value measurement levels during the period ended December 31, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 20, 2015